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                                                                          [LOGO]
                                                                  [THE HARTFORD]


January 19, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:  Hartford Life Insurance Company, Separate Account VL II
     33 Act File No. (to be assigned); 811-07271
     Hartford Life and Annuity Insurance Company; Separate Account VL II 33 Act File No. (to be assigned); 811-07273

Members of the Commission:

We hereby transmit for filing under the Securities Act of 1933, an initial Registration Statement on Form N-6 for the above-referenced separate accounts (the "Registrants").

Each Registration Statement relates to a variable life insurance policy to be issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and funded by the Registrants ("Proposed Product").

Financial statements, exhibits and other financial information for the Registrants will be provided in a subsequent pre-effective amendment.

It is proposed that the public offering of securities described in the Registration Statement commence as soon as practicable on or about May 1, 2006 following the effectiveness of the Registration Statement.

You may direct any questions regarding this filing to the undersigned at
(860) 843-8335.

Very truly yours,

/s/ Lisa M. Proch

Lisa M. Proch